[Northwestern Mutual Logo]

May 4, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Division of Investment Management

Re:	Northwestern Mutual Series Fund, Inc. (the “Fund”)
1933 Act Post-Effective Amendment No. 27
Form N-1A File Nos. 2-89971/811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the Fund’s Registration Statement filed on April 29, 2005 pursuant to Rule 485(b) under the Securities Act of 1933, which was filed electronically via EDGAR.

Very truly yours,

/s/    Michael W. Zielinski

Michael W. Zielinski

Secretary of the Fund

cc: Curtis A. Young